REVOLVING FINANCING	3 Months Ended	12 Months Ended
	Jun. 30, 2017	Mar. 31, 2017
REVOLVING FINANCING [Text Block]

NOTE 4 – REVOLVING FINANCING

On February 1, 2017, The Alkaline Water Company Inc. and its subsidiaries (the “Company”) entered into a Credit and Security Agreement (the “Credit Agreement”) with SCM Specialty Finance Opportunities Fund, L.P. (the “Lender”).

The Credit Agreement provides the Company with a revolving credit facility (the “Revolving Facility”), the proceeds of which are to be used to repay existing indebtedness of the Company, transaction fees incurred in connection with the Credit Agreement and for working capital needs of the Company.

Under the terms of the Credit Agreement, the Lender has agreed to make cash advances to the Company in an aggregate principal at any one time outstanding not to exceed the lesser of (i) $3 million (the “Revolving Loan Commitment Amount”) and (ii) the Borrowing Base (defined to mean, as of any date of determination, 85% of net eligible billed receivables plus 65% of eligible unbilled receivables, minus certain reserves).

The Credit Agreement has a term of three years, unless earlier terminated by the parties in accordance with the terms of the Credit Agreement.

The principal amount of the Revolving Facility outstanding bears interest at a rate per annum equal to (i) a fluctuating interest rate per annum equal at all times to the rate of interest announced, from time to time, within Wells Fargo Bank at its principal office in San Francisco as its “prime rate,” plus (ii) 3.25%, payable monthly in arrears.

To secure the payment and performance of the obligations under the Credit Agreement, the Company granted to the Lender a continuing security interest in all of the Company’s assets and agreed to a lockbox account arrangement in respect of certain eligible receivables.

In connection with the Credit Agreement, the Company paid to the Lender a $30,000 facility fee. The Company agreed to pay to Lender monthly an unused line fee in amount equal to 0.083% per month of the difference derived by subtracting (i) the average daily outstanding balance under the Revolving Facility during the preceding month, from (ii) the Revolving Loan Commitment Amount. The unused line fee will be payable monthly in arrears. The Company also agreed to pay the Lender as additional interest a monthly collateral management fee equal to 0.35% per month calculated on the basis of the average daily balance under the Revolving Facility outstanding during the preceding month. The collateral management fee will be payable monthly in arrears. Upon a termination of the Revolving Facility, the Company agreed to pay the Lender a termination fee in an amount equal to 2% of the Revolving Loan Commitment Amount if the termination occurs before February 1, 2020. The Company must also pay certain fees in the event that receivables are not properly deposited in the appropriate lockbox account.

The interest rate will be increased by 5% in the event of a default under the Credit Agreement. Events of default under the Credit Agreement, some of which are subject to certain cure periods, include a failure to pay obligations when due, the making of a material misrepresentation to the Lender, the rendering of certain judgments or decrees against the Company and the commencement of a proceeding for the appointment of a receiver, trustee, liquidator or conservator or filing of a petition seeking reorganization or liquidation or similar relief.

The Credit Agreement contains customary representations and warranties and various affirmative and negative covenants including the right of first refusal to provide financing for the Company and the financial and loan covenants, such as the loan turnover rate, minimum EBTDA, fixed charge coverage ratio and minimum liquidity requirements.

NOTE 5 – REVOLVING FINANCING

On February 1, 2017, The Alkaline Water Company Inc. and its subsidiaries (the “Company”) entered into a Credit and Security Agreement (the “Credit Agreement”) with SCM Specialty Finance Opportunities Fund, L.P. (the “Lender”).

The Credit Agreement provides the Company with a revolving credit facility (the “Revolving Facility”), the proceeds of which are to be used to repay existing indebtedness of the Company, transaction fees incurred in connection with the Credit Agreement and for working capital needs of the Company.

Under the terms of the Credit Agreement, the Lender has agreed to make cash advances to the Company in an aggregate principal at any one time outstanding not to exceed the lesser of (i) $3 million (the “Revolving Loan Commitment Amount”) and (ii) the Borrowing Base (defined to mean, as of any date of determination, 85% of net eligible billed receivables plus 65% of eligible unbilled receivables, minus certain reserves).

The Credit Agreement has a term of three years, unless earlier terminated by the parties in accordance with the terms of the Credit Agreement.

The principal amount of the Revolving Facility outstanding bears interest at a rate per annum equal to (i) a fluctuating interest rate per annum equal at all times to the rate of interest announced, from time to time, within Wells Fargo Bank at its principal office in San Francisco as its “prime rate,” plus (ii) 3.25%, payable monthly in arrears.

To secure the payment and performance of the obligations under the Credit Agreement, the Company granted to the Lender a continuing security interest in all of the Company’s assets and agreed to a lockbox account arrangement in respect of certain eligible receivables.

In connection with the Credit Agreement, the Company paid to the Lender a $30,000 facility fee. The Company agreed to pay to Lender monthly an unused line fee in amount equal to 0.083% per month of the difference derived by subtracting (i) the average daily outstanding balance under the Revolving Facility during the preceding month, from (ii) the Revolving Loan Commitment Amount. The unused line fee will be payable monthly in arrears. The Company also agreed to pay the Lender as additional interest a monthly collateral management fee equal to 0.35% per month calculated on the basis of the average daily balance under the Revolving Facility outstanding during the preceding month. The collateral management fee will be payable monthly in arrears. Upon a termination of the Revolving Facility, the Company agreed to pay the Lender a termination fee in an amount equal to 2% of the Revolving Loan Commitment Amount if the termination occurs before February 1, 2020. The Company must also pay certain fees in the event that receivables are not properly deposited in the appropriate lockbox account.

The interest rate will be increased by 5% in the event of a default under the Credit Agreement. Events of default under the Credit Agreement, some of which are subject to certain cure periods, include a failure to pay obligations when due, the making of a material misrepresentation to the Lender, the rendering of certain judgments or decrees against the Company and the commencement of a proceeding for the appointment of a receiver, trustee, liquidator or conservator or filing of a petition seeking reorganization or liquidation or similar relief.

The Credit Agreement contains customary representations and warranties and various affirmative and negative covenants including the right of first refusal to provide financing for the Company and the financial and loan covenants, such as the loan turnover rate, minimum EBTDA, fixed charge coverage ratio and minimum liquidity requirements.

As of February 1, 2017, the Company and Gibraltar (“Gilbralter”) entered into a payoff agreement (the “Payoff Agreement”), pursuant to which the Company agreed to pay an amount equal to the outstanding indebtedness and obligations owing from the Company to Gibraltar (the “Gibraltar Obligations”). The Payoff Agreement provided that the Payoff Agreement will confirm that, upon receipt via wire transfer of immediately available funds to Gibraltar in the aggregate amount of $628,782.94, all of the Gibraltar Obligations will be terminated and satisfied in full as of the close of business on February 1, 2017.

On February 20, 2014, The Alkaline Water Company Inc., and subsidiaries, Alkaline 88, LLC and Alkaline Water Corp., entered into a revolving accounts receivable funding agreement with Gibraltar Business Capital, LLC (“Gibraltar”). Under the agreement, from time to time, the Company agreed to tender to Gibraltar all of our accounts (which is defined as our rights to payment whether or not earned by performance, (i) for property that has been or is to be sold, leased, licensed, assigned or otherwise disposed of, or (ii) for services rendered or to be rendered, or (iii) as otherwise defined in the Uniform Commercial Code of the State of Illinois). Gibraltar will have the right, but will not be obligated, to purchase such accounts tendered in its sole discretion. If Gibraltar purchases such accounts, Gibraltar will make cash advances to us as the purchase price for the purchased accounts.

The initial indebtedness is $500,000 and the Company increased the amount available under the revolving accounts receivable funding agreement to $900,000 on May 12, 2016. The Company may request further increase(s) to the in $100,000 increments up to $5,000,000, subject the Company’s financial performance and/or projections are satisfactory to Gibraltar, and absent an event of default. The Company also granted to Gibraltar a security interest in all of our presently-owned and hereafter-acquired personal and fixture property, wherever located. The agreement will continue until the first to occur of (i) demand by Gibraltar; or (ii) 24 months from the first day of the month following the date that the first purchased account is purchased and will be automatically renewed for successive periods of 12 months thereafter unless, at least 30 days prior to the end of the term, the Company gives Gibraltar notice of our intention to terminate the agreement. In addition, the Company will be able to exit the agreement at any time for a fee of 2% of the line of credit in place at the time of prepayment. On March 31, 2016 the amount borrowed on this facility was $475,273.